Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Related Party Transactions

As of December 31, 2016, the Company had the BHLP Note payable of $197,358 and accrued interest of $5,508 due to an entity that is owned and controlled by a current officer and director of the Company. On March 31, 2017, the Company issued 275,312 shares of Class B Common Stock upon full conversion of the BHLP Note. The accrued interest is included in accrued interest under Long-term liabilities in the Condensed Consolidated Balance Sheets. For additional information, see Note 8 - “Notes Payable.”

As of December 31, 2015, the Company had loans of $141,000 and accrued interest of $13,002 due to an entity that is owned and controlled by a family member of an officer and director of the Company. Interest expense on these loans for the three-month and six-month periods ended June 30, 2016 was $2,343 and $4,553, respectively. All convertible notes and related party notes outstanding as of July 13, 2016 were paid in full in July 2016.

On March 31, 2017, the Company completed the sale of 620,000 shares of Class B Common Stock in the 2017 Private Placement. Officers and directors of the Company acquired 175,000 shares of Class B Common Stock in the 2017 Private Placement. In May 2017, the Company completed the sale of an additional 37,500 shares of Class B Common Stock in the 2017 Private Placement. For additional information, see Note 1 - “Business Description.”

A key component of the Company’s business model is to use dealer partners in the acquisition of motorcycles as well as utilize these dealer partners to provide inspection, reconditioning and distribution services. Correspondingly, the Company will earn fees and transaction income, and the dealer partner may earn incremental revenue and enhance profitability through increased sales, leads, and fees from inspection, reconditioning and distribution programs. These dealer partners will be designated by the Company as Select Dealers. In connection with the development of the Select Dealer program the Company has already been testing various aspects of the program by utilizing a dealership (the “Test Dealer”) to which Mr. Chesrown, the Company’s Chief Executive Officer has provided financing in the form of a $400,000 convertible promissory note. The note matures on May 1, 2019, interest is payable monthly at 5% per annum and can be converted into a 25% ownership interest in the Test Dealer at any time. The Test Dealer is expected to be named a Select Dealer by an agreement with the same material terms as the Company’s other Select Dealer agreements. Revenue generated by the Company from the Test Dealer for the three-month and six-month periods ended June 30, 2017 was $1,995 and $86,329, respectively.

In connection with the NextGen acquisition the Company entered into a Consulting Agreement (the “Consulting Agreement”) with Kartik Kakarala, who formerly served as the Chief Executive Officer of NextGen and now serves as a director of the Company. Pursuant to the Consulting Agreement, Mr. Kakarala serves as a consultant to the Company. The Consulting Agreement may be cancelled by either party, effective upon delivery of a written notice to the other party. Mr. Kakarala’s compensation pursuant to the Consulting Agreement is $5,000 per month. For the three-month and six-month periods ended June 30, 2017 the Company paid $5,000 and $15,000, respectively under the Consulting Agreement. These amounts are included in selling, general and administrative expenses in the Condensed Consolidated Statements of Operations. For additional information, see Note 4 - “Acquisitions.”

In connection with the NextGen acquisition, the Company entered into a Services Agreement (the “Services Agreement”) with Halcyon Consulting, LLC (“Halcyon”), to provide development and support services to the Company. Mr. Kakarala currently serves as the Chief Executive Officer of Halcyon. Pursuant to the Services Agreement, the Company will pay Halcyon hourly fees for specific services, set forth in the Services Agreement, and such fees may increase on an annual basis, provided that the rates may not be higher than 110% of the immediately preceding year’s rates. The Company will reimburse Halcyon for any reasonable travel and pre-approved out-of-pocket expenses in connection with its services to the Company. For the three-month and six-month periods ended June 30, 2017 the Company paid $266,600 and $471,966, respectively under the Services Agreement.

As of June 30, 2017, the Company had promissory notes of $370,556 and accrued interest of $6,005 due to an entity controlled by a director and to the director of the Company. The promissory notes were issued in connection with the completion of the 2016 Private Placement on March 31, 2017. Interest expense on the notes was $6,005 and the amortization of the beneficial conversion feature of the notes was $22,014 for the three-month and six-month periods ended June 30, 2017. The $6,005 of interest was charged to interest expense in the Condensed Consolidated Statements of Operations and included in accrued interest under long-term liabilities in the Condensed Consolidated Balance Sheets.

As of December 31, 2016, the Company had convertible notes payable of $197,358 and accrued interest totaling $5,508 due to an entity that is owned and controlled by a current officer and director of the Company. For additional information, see Note 6 “Convertible Notes Payable – Related Party.”

As of December 31, 2015, and November 30, 2015, the Company had loans totaling $141,000 and $133,000 and accrued interest totaling $13,002 and $12,283 due to an entity that is owned and controlled by a family member of an officer and director of the Company. During the year ended December 31, 2016, month ended December 31, 2015 and for the year ended November 30, 2015, the interest expense was $4,907, $719 and $7,257, respectively. In March 2015, there was a new officer and director appointed and the lender is now considered a related party. All convertible notes and related party notes outstanding as of July 13, 2016, were paid in full in July, 2016.